Average Annual Total Returns			12 Months Ended		44 Months Ended	55 Months Ended	60 Months Ended		75 Months Ended		120 Months Ended		164 Months Ended		168 Months Ended	169 Months Ended
		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025 [4]	Dec. 31, 2025 [4]	Dec. 31, 2025		Dec. 31, 2025	[3]	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025 [2]	Dec. 31, 2025
Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.49%				1.78%				2.28%		4.28%	[1]
Performance Inception Date		May 01, 2012
Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			8.95%				2.01%				2.02%		3.87%	[1]
Performance Inception Date		May 01, 2012
Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			11.09%				3.04%				3.04%					5.89%	[1]
Performance Inception Date		Dec. 01, 2011
Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			10.15%				2.31%				1.93%					4.39%	[1]
Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.78%				2.14%				1.97%					4.15%	[1]
Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.42%				5.65%				6.13%				5.99%
Performance Inception Date		Dec. 29, 2011
Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			11.09%				5.89%				5.84%		5.07%	[2]
Performance Inception Date		May 01, 2012
Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			13.04%				6.95%				6.90%					6.68%	[2]
Performance Inception Date		Dec. 01, 2011
Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			5.91%				4.74%				5.62%					5.58%	[2]
Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			11.43%				5.13%				5.36%					5.30%	[2]
Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			30.27%				0.18%		9.35%
Performance Inception Date		Oct. 01, 2019
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			22.45%				(1.18%)		8.16%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			20.52%				(0.08%)		7.27%
Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			38.75%		10.34%
Performance Inception Date		May 16, 2022
Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			46.02%			3.10%
Performance Inception Date		Jun. 03, 2021
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			45.40%			2.68%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			27.78%			2.43%
MSCI World Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Index
Average Annual Return, Percent			21.60%	[5],[6]			12.66%	[5],[6]	14.42%	[6]	12.74%	[5]				12.38%	[1],[2],[5]
FTSE EPRA Nareit Developed Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE EPRA Nareit Developed Index
Average Annual Return, Percent	[7]		9.58%				2.76%				3.25%					5.40%	[1]
FTSE Global Core Infrastructure 50/50 Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE Global Core Infrastructure 50/50 Index
Average Annual Return, Percent			15.30%	[8],[9]			7.81%	[8],[9]	6.34%	[9]	8.65%	[8]				8.76%	[2],[8]
Dow Jones Brookfield Global Infrastructure Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Dow Jones Brookfield Global Infrastructure Composite Index
Average Annual Return, Percent	[10]		14.05%				9.04%				7.35%					7.57%	[2]
S&P Global Clean Energy Transition Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Global Clean Energy Transition Index
Average Annual Return, Percent	[11]		46.81%				(8.79%)		8.49%
MSCI Emerging Markets Net Total Return (USD) Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets Net Total Return (USD) Index
Average Annual Return, Percent			33.57%	[12]		2.87%

[1]	Class I (i.e., the Legacy Class Y Shares) was incepted on December 1, 2011, and Classes A and C were incepted on May 1, 2012.
[2]	Class A was incepted on December 29, 2011, Class C was incepted on May 1, 2012, and Class I (i.e., the Legacy Class Y Shares) was incepted on December 1, 2011. The Dow Jones Brookfield Global Infrastructure Composite Index references the Legacy Class Y’s inception date.
[3]	Prior to February 4, 2022, the performance information quoted reflects the performance information from the inception date of the Predecessor Fund (October 1, 2019).
[4]	Reflects the performance information from the inception date of the Class I Shares (June 3, 2021), and the Class A Shares (May 16, 2022).
[5]	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
[6]	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index references the Predecessor Fund’s inception date.
[7]	The FTSE EPRA Nareit Developed Index (USD) is designed to track the performance of listed real estate companies and REITS worldwide. The FTSE EPRA Nareit Developed Index (USD) references Legacy Class Y’s inception date (reflects no deduction for fees, expenses or taxes, except the reinvestment of dividends net of withholding taxes). The index presented is calculated on a total return basis net of foreign withholding taxes on dividends, and does not reflect fees, brokerage commissions, or other expenses. Net total return indexes reinvest dividends after the deduction of withholding taxes (for international indexes), using the tax rates applicable to non-resident investors who do not benefit from double taxation treaties.
[8]	The FTSE Global Core Infrastructure 50/50 Index gives participants an industry-defined interpretation of infrastructure and adjusts the exposure to certain infrastructure sub-sectors. The constituent weights are adjusted as part of the semi-annual review according to three broad industry sectors - 50% Utilities, 30% Transportation including capping of 7.5% for railroads/railways and a 20% mix of other sectors including pipelines, satellites and telecommunication towers. Company weights within each group are adjusted in proportion to their investable market capitalization. Data for the FTSE Global Core Infrastructure 50/50 Index (USD) is unavailable prior to its inception date of March 2, 2015.
[9]	The FTSE Global Core Infrastructure 50/50 Index gives participants an industry-defined interpretation of infrastructure and adjusts the exposure to certain infrastructure sub-sectors. The constituent weights are adjusted as part of the semi-annual review according to three broad industry sectors - 50% Utilities, 30% transportation including capping of 7.5% for railroads/railways and a 20% mix of other sectors including pipelines, satellites and telecommunication towers. Company weights within each group are adjusted in proportion to their investable market capitalization.
[10]	The Dow Jones Brookfield Global Infrastructure Composite Index is calculated and maintained by S&P Dow Jones Indexes and comprises infrastructure companies with at least 70% of their annual cash flows derived from owning and operating infrastructure assets, including MLPs. Brookfield has no direct role in the day-to-day management of any Brookfield co-branded indexes.
[11]	The S&P Global Clean Energy Transition Index (formerly known as S&P Global Clean Energy Index) is designed to measure the performance of companies in global clean energy-related businesses from both developed and emerging markets, with a target constituent count of 100.
[12]

The MSCI Emerging Markets Index captures large and mid-cap representation across 24 Emerging Markets (EM) countries. With 1,195 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. EM countries include: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.